FEDERATED INCOME SECURITIES TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 1, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              FEDERATED INCOME SECURITIES TRUST (the “Trust”)
Federated Fund for U.S. Government Securities
Class A Shares
Class B Shares
Class C Shares
Federated Real Return Bond Fund
Class A Shares
Class C Shares
Institutional Shares
1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 82 on May 29, 2009.

If you have any questions regarding this certification, please contact Sheryl L. McCall at (412) 288-7420.

Very truly yours,

/s/ Andrew P. Cross
Andrew P. Cross
Assistant Secretary

slm